BONDS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
22.	BONDS PAYABLE

On July 1, 2013 , the Company offered a maximum of $21,000,000 of units (“Units”) for an aggregate of 840 Units; each Unit consisting of a $25,000 principal amount promissory note made by the Subscription Agreement and Confidential Private Placement Memorandum with maturity date two years from the Initial Closing Date of the Offering September 30, 2013. The interest rate of 5% is paid annually. Commissions, issue cost and discounts are amortized over 2 years from October 1, 2013.

Terms of the bonds are as follows:

Issue size:	$16,800,000
Number of units offered:	840 units
Number of units issued:	69 units
Principal value per unit:	$25,000 per unit
Net payable value /bond:	$20,000 per unit
Discounted value/bond:	$5,000 paid to bond holder
Maturity date:	2 years (September 30, 2015)
Participating interest:	5% per annum
Effective yield:	11.80% per annum

	September 30, 2014	December 31, 2013
Classified as current liabilities
5% Participating zero coupon bonds repayable on September 30, 2015	$1,725,000	$-

Classified as non-current liabilities
5 % Participating zero coupon bonds repayable on September 30, 2015	-	1,725,000
	$1,725,000	$1,725,000

The Company calculated professional service compensation of $400,000 in respect of bond issue, and recognized $50,000 and $50,000 for the three months ended September 30, 2014 and 2013 and $150,000 and $50,000 for the nine months ended September 30, 2014 and 2013. As of September 30, 2014, the deferred compensation balance was $150,000 and the deferred compensation balance of $150,000 was to be amortized over 9 months beginning on October 1, 2014.

27. BONDS PAYABLE

On July 1, 2013 , the Company offered a maximum of $21,000,000 of units (“Units”) for an aggregate of 840 Units; each Unit consisting of a $25,000 principal amount promissory note made by the Subscription Agreement and Confidential Private Placement Memorandum with maturity date two years from the Initial Closing Date of the Offering September 30, 2013. The interest rate of 5% is paid annually. Commission, issue cost and discounts are amortized over 2 years from October 1, 2013.

Term of the bonds are as follows:

Issue size:	$16,800,000
Number of units offered:	840 units
Number of units issued:	69 units
Principal value per unit:	$25,000 per unit
Net payable value /bond:	$20,000 per unit
Discounted value/bond:	$5,000 paid to bond holder
Maturity date:	2 years (September 30, 2015)
Participating interest:	5% per annum
Effective yield:	11.80% per annum

	2013	2012

5% Participating zero coupon bonds repayable on September 30, 2015	$1,725,000	$-

The Company calculated professional service compensation of $400,000 in respect of bond issue, and recognized $100,000 for the year ended December 31, 2013. As of December 31, 2013, the deferred compensation balance was $300,000 and the deferred compensation balance of $300,000 was to be amortized over 18 months beginning on January 1, 2014.